Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)			R$ (2,832,258)	R$ (2,733,269)
Premium expenses on early settlements			129,841
Amortization of transaction costs			(84,591)	(48,174)
Interest expenses on lease liabilities (3)			(232,932)	(230,308)
Other			(231,290)	(234,773)
Financial expenses			(3,510,912)	(3,246,524)
Financial income [Abstract]
Cash and cash equivalents and marketable securities			971,605	702,662
Other			38,162	119,450
Financial income			1,009,767	822,112
Results from derivative financial instruments [Abstract]
Income			6,562,692	7,015,340
Expenses			(2,560,744)	(662,835)
Derivative financial instruments, net	R$ 976,349	R$ 2,659,346	4,001,948	6,352,505
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures			3,615,919	9,147,254
Leases			138,600	322,483
Other assets and liabilities (4)			(649,306)	(1,276,652)
Monetary and exchange variations, net	R$ 195,458	R$ 2,988,799	3,105,213	8,193,085
Net financial result			4,606,016	12,121,178
Interest costs capitalised			44,289	126,119
Early finance termination cost			121,752
Reclassification to biological assets			R$ 119,255	R$ 133,133